Note 16 - Stock-based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Number of Units Outstanding, CRSU (in shares)	77,329	100,749
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 182 days	1 year 146 days	1 year 219 days
Number of Units Granted, CRSU (in shares)	32,978	43,218
Number of Units Vested and settled in cash, CRSU (in shares)	(50,802)	(66,638)
Number of Units Outstanding, CRSU (in shares)	58,171	77,329	100,749
Number of Units Forfeited, CRSU (in shares)	(1,334)
Non-vested at January 31, 2016, CRSU (in shares)	51,651
Non-vested at January 31, 2016, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 182 days